Property and Equipment, Net	9 Months Ended
Oct. 31, 2021
Rigetti Holdings [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net
4.	Property and Equipment, Net
Property and equipment as of October 31, 2021 and January 31, 2021 are composed of the following:

	October 31, 2021	January 31, 2021
Quantum computing fridges	$16,792,691	$14,251,579
Process equipment	15,565,055	12,747,756
Leasehold improvements	4,253,506	4,077,646
IT Hardware	2,425,361	1,999,082
Furniture and other assets	1,246,068	1,246,067

Total property and equipment	$40,282,681	$34,322,130

Less: Accumulated depreciation	(17,886,263)	(14,181,258)

Property and equipment—net	$22,396,418	$20,140,872

As of October 31, 2021, 98% of the total gross property and equipment were located in the United States, and 2% of the total gross property and equipment were located in the United Kingdom. As of October 31, 2020, 100% of the total gross property and equipment were located in the United States. Total depreciation expense for the nine months ended October 31, 2021 and 2020 was $3,705,006 and $3,184,045, respectively. The Company has not acquired any property and equipment under capital leases.